Accrued Liabilities and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable	$ 1,623,940	$ 1,342,352
Professional fee payable	439,175	266,510
Interest payable	337,873
Other tax payable	76,148	59,076
Others	161,075	259,476
Total	$ 2,638,211	$ 1,927,414